Financial instruments by category - Summary of Detailed Information of Category of Financial Instruments (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Nov. 30, 2023	Dec. 31, 2022
Financial assets measured at fair value:
Financial assets at fair value through profit or loss	¥ 104,952	¥ 14,300	¥ 11,753
Financial assets at fair value through other comprehensive income	104,970		129,060
Financial assets, at fair value	209,922		140,813
Financial assets measured at amortized costs:
Financial assets at amortised cost	775,803		667,383
Total	985,725		808,196
Financial liabilities measured at amortized cost:
Financial liabilities at amortised cost	1,062,520		589,856
Total	1,335,204		589,856
Trade receivables [member]
Financial assets measured at amortized costs:
Financial assets at amortised cost	73,144		130,004
Convertible bonds [Member]
Financial liabilities measured at fair value:
Financial liabilities, at fair value	272,684		0
Interest bearing bank borrowings [member]
Financial liabilities measured at amortized cost:
Financial liabilities at amortised cost	754,774		503,155
Trade payables [Member]
Financial liabilities measured at amortized cost:
Financial liabilities at amortised cost	152,066		49,239
Financial liabilities including in other payables and accruals
Financial liabilities measured at amortized cost:
Financial liabilities at amortised cost	119,962		21,282
Revenue based financing [member]
Financial liabilities measured at amortized cost:
Financial liabilities at amortised cost	21,628		0
Lease liabilities [member]
Financial liabilities measured at amortized cost:
Financial liabilities at amortised cost	14,090		16,180
Financial assets including in other receivables and deposits [member]
Financial assets measured at amortized costs:
Financial assets at amortised cost	137,801		24,028
Other financial assets [Member]
Financial assets measured at amortized costs:
Financial assets at amortised cost	128,616		0
Cash and cash equivalents [Member]
Financial assets measured at amortized costs:
Financial assets at amortised cost	¥ 436,242		¥ 513,351